UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:    December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
September 30, 2013 (Unaudited)
	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 107.31%
Aerospace and Defense - 3.32%
Camp Systems International Holdings Co., Senior Secured First Lien Refinance Term Loan, 5.250%, 05/31/2019	B1	$4,935,038	$4,984,388
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 6.250%, 11/02/2018	B3	4,071,674	4,102,212
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 11/02/2018	B3	1,845,826	1,859,669
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Canadian Term Loan, 5.750%, 10/25/2019	B3	646,159	651,005
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2019	B3	7,624,674	7,681,860
Landmark Aviation (LM U.S. Member LLC), Senior Secured Second Lien Initial Term Loan, 9.500%, 10/26/2020	B3	2,000,000	2,030,000
Sequa Corp., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	B2	6,858,095	6,901,575

			28,210,709

Automotive - 1.07%
Affinia Group, Inc., Senior Secured Tranche B-2 First Lien Term Loan, 4.750%, 04/27/2020	B3	1,773,333	1,781,092
Chrysler Group LLC, Senior Secured First Lien Tranche B Term Loan, 4.250%, 05/24/2017	Ba2	2,969,620	2,996,540
Jason, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/28/2019	B1	1,955,556	1,960,444
TI Group Automotive Systems LLC, Senior Secured First Lien Additional Term Loan, 5.500%, 03/28/2019	Ba3	2,296,154	2,323,432

			9,061,508

Banking, Finance, and Real Estate - 5.78%
Alliant Holdings I, Inc., Senior Secured First Lien Term Loan, 5.000%, 12/20/2019	B2	9,747,768	9,784,322
AmWins Group LLC, Senior Secured First Lien Term B Loan, 5.000%, 09/06/2019	B2	1,985,000	1,999,272
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 4.500%, 05/24/2019	Ba2	7,940,000	7,881,681
Cunningham Lindsey Corp., Senior Secured First Lien Term Loan, 5.000%, 12/10/2019	B1	9,304,688	9,263,979
Duff and Phelps Corp., Senior Secured First Lien Term Loan, 4.500%, 04/23/2020	B1	1,068,750	1,074,094
Guggenheim Partners Investment Management Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.000%, 07/22/2020	Ba2	3,448,276	3,462,638
HarbourVest Partners LP, Senior Secured First Lien New Term Loan, 4.750%, 11/21/2017	Ba3	2,732,781	2,758,401
HUB International Ltd., Senior Secured First Lien Initial Term Loan, 4.750%, 09/17/2020	B2	4,235,294	4,245,882
National Financial Partners Corp., Senior Secured First Lien New Term Loan, 5.250%, 07/01/2020	B2	2,660,000	2,684,392
Nuveen Investments, Inc., Senior Secured Tranche B First Lien Term Loan, 4.186%, 05/13/2017	B2	3,333,333	3,298,967
SNL Financial LC, Senior Secured First Lien Term Loan, 5.500%, 10/23/2018	B2	2,617,440	2,633,799

			49,087,427

Beverage, Food and Tobacco - 4.13%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 5.750%, 07/10/2017	B1	4,372,365	4,401,048
Advance Pierre Foods, Inc., Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	B1	6,944,444	7,083,333
Del Monte Corp., Senior Secured First Lien Initial Term Loan, 4.000%, 03/08/2018	Ba3	3,879,164	3,871,405
Fairway Group Acquisition Co., Senior Secured First Lien Term Loan, 5.000%, 08/17/2018	B2	3,465,065	3,486,740
RGIS Services LLC, Senior Secured Tranche C First Lien Term Loan, 5.500%, 10/18/2017	B2	2,992,405	2,962,481
Supervalu, Inc., Senior Secured First Lien Term Loan, 5.000%, 03/21/2019	B3	2,955,887	2,952,724
U.S. Foods, Inc., Senior Secured First Lien Term Loan, 4.500%, 03/31/2019	B3	10,382,855	10,340,700

			35,098,431

Capital Equipment - 1.80%
BakerCorp International, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 02/07/2020	Ba3	1,980,013	1,960,213
Dematic S.A., Senior Secured First Lien Term Loan, 5.250%, 12/28/2019	B2	4,411,111	4,442,342
Edwards (Cayman Islands II) Ltd., Senior Secured First Lien Term B Loan, 4.750%, 03/26/2020	B3	2,546,465	2,550,284

	Moody’s Rating	Principal Amount	Market Value

Capital Equipment (continued)
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Ba2	$6,450,000	$6,341,156

			15,293,995

Chemicals, Plastics and Rubber - 4.62%
Ineos Finance PLC, Senior Secured First Lien Dollar Term Loan, 4.000%, 05/04/2018	B1	2,986,171	2,957,145
Pinnacle Operating Corp., Senior Secured First Lien Term B Loan, 4.750%, 11/15/2018	B2	11,137,781	11,186,509
PQ Corp., Senior Secured First Lien Term Loan, 4.500%, 08/07/2017	B1	9,925,000	9,979,935
U.S. Coastings Aquisition, Inc., Senior Secured First Lien Initial Term B Loan, 4.750%, 02/01/2020	B2	8,349,650	8,392,693
VWR International, Inc., Senior Secured First Lien Eur Term Loan, 4.378%, 04/03/2017	B1	4,962,500	6,731,983

			39,248,265

Construction and Building - 1.15%
Quikrete Holdings, Inc., Senior Secured First Lien Inital Term Loan, 4.000%, 09/28/2020	B1	4,434,783	4,441,523
Rexnord LLC, Senior Secured First Lien Term B Loan, 4.000%, 08/21/2020	B2	2,428,571	2,403,679
SRS Distribution, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	B2	2,887,500	2,900,147

			9,745,349

Consumer Goods Durable - 2.56%
AOT Bedding Super Holdings LLC (aka National Bedding/Serta), Senior Secured First Lien Term B Loan, 5.000%, 10/01/2019	B2	6,947,500	6,973,553
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	B2	1,771,036	1,777,128
Hupah Finance, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 01/21/2019	B2	3,452,067	3,460,697
MModal, Inc., Senior Secured First Lien Term B Loan, 7.500%, 08/15/2019	Ba3	8,094,042	7,905,168
Spectrum Brands, Inc., Senior Secured First Lien Term B Loan, 4.500%, 12/17/2019	Ba3	1,586,473	1,595,199

			21,711,745

Consumer Goods Non Durable - 2.53%
Acosta, Inc., Senior Secured First Lien Term D Loan, 5.000%, 03/01/2018	B1	4,901,836	4,918,992
FGI Operating Co. LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	Ba3	1,989,929	1,998,645
Hostess Brands, Senior Secured First Lien Term Loan, 6.750%, 04/09/2020	B3	1,363,636	1,402,275
MEI, Inc., Senior Secured First Lien Term Loan, 5.000%, 08/21/2020	B1	2,800,000	2,807,000
Reddy Ice Group, Inc., Senior Secured First Lien Term B Loan, 6.750%, 05/01/2019	B1	1,994,987	1,992,494
Sagittarius Brands, Inc., Senior Secured First Lien Term B Loan, 6.262%, 10/01/2018	B1	8,388,068	8,403,796

			21,523,202

Containers, Packaging and Glass - 3.27%
Berlin Packaging LLC, Senior Secured First Lien Term Loan, 4.750%, 04/02/2019	B1	3,548,387	3,561,693
Berlin Packaging LLC, Senior Secured Second Lien Term Loan, 8.750%, 04/02/2020	B2	714,286	719,643
Bway Corp. (aka ICL Industrial Containers), Senior Secured First Lien Term B Loan, 4.500%, 08/06/2017	Ba3	12,021,611	12,081,719
Multi Packaging Solutions, Inc., Senior Secured First Lien Initial Term Loan, 4.250%, 08/17/2020	NR	5,714,286	5,741,429
Polarpak, Inc., Senior Secured First Lien Canadian Borrower Term Loan, 4.500%, 06/08/2020	B2	2,179,092	2,183,188
Ranpak Corp., Senior Secured Second Lien Term Loan, 8.500%, 04/23/2020	Ba3	2,264,706	2,321,323
WNA Holdings, Inc., Senior Secured First LienTerm Loan, 4.500%, 06/08/2020	B2	1,183,704	1,185,930

			27,794,925

Energy Electricity - 2.33%
GIM Channelview Cogeneration LLC, Senior Secured First Lien Term Loan, 4.250%, 05/08/2020	Ba3	1,014,407	1,016,309
La Frontera Generation LLC, Senior Secured First Lien Term Loan, 4.500%, 09/30/2020	B1	3,185,818	3,200,154
NXP B.V. (NXP Fundings LLC), Senior Secured Tranche C First Lien Term Loan, 4.750%, 01/10/2020	B1	4,962,500	5,023,290
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 4.250%, 03/13/2020	Ba3	5,012,388	5,043,716
Topaz Power Holdings LLC, Senior Secured First Lien Term Loan, 5.250%, 02/26/2020	B1	5,515,697	5,529,486

			19,812,955

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas - 6.38%
Atlas Energy LP, Senior Secured First Lien Term Loan, 6.500%, 07/22/2019	B3	$2,416,667	$2,446,875
BBTS Borrower LP, Senior Secured First Lien Term Loan, 7.750%, 06/04/2019	Caa1	7,953,231	8,072,530
Brock Holdings III, Inc., Senior Secured Second Lien Term Loan, 10.000%, 03/16/2018	B1	1,833,333	1,863,124
Buffalo Gulf Coast Terminals LLC, Senior Secured First Lien Term Loan, 5.250%, 10/31/2017	Ba1	2,640,000	2,666,400
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 7.000%, 06/19/2019	Caa1	5,802,853	5,922,537
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/27/2020	B2	1,888,112	1,898,732
NFR Energy LLC (Sabine Oil & Gas LLC), Senior Secured First Lien Mission Term Loan, 8.750%, 12/31/2018	Caa1	1,432,983	1,442,842
Philadelphia Energy Solutions Refining & Marketing LLC, Senior Secured First Lien Term Loan, 6.250%, 04/04/2018	B1	2,887,190	2,569,599
Rice Drilling B LLC, Senior Secured Second Lien Term Loan, 8.500%, 10/25/2018	NR	2,802,817	2,823,838
Samson Investment Co., Senior Secured Second Lien Initial Term Loan, 6.000%, 09/25/2018	B1	4,000,000	4,011,880
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I], 5.000%, 10/01/2019	B1	5,696,591	5,713,197
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I-A], 5.000%, 10/01/2019	B1	754,845	757,045
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan, 5.000%, 10/01/2019	B1	461,064	462,408
Tallgrass Energy Partners LP, Senior Secured First Lien Term Loan, 5.250%, 11/13/2018	Ba3	6,607,256	6,685,717
Teine Energy Ltd., Senior Secured First Lien Term Loan, 7.500%, 05/17/2019	NR	2,736,250	2,715,728
Utex Industries, Inc., Senior Secured First Lien Term Loan, 4.750%, 04/10/2020	B3	1,347,973	1,347,973
Utex Industries, Inc., Senior Secured Second Lien Initial Term Loan, 8.750%, 04/10/2021	B3	540,541	545,946
W3 Co., Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	B1	1,112,422	1,124,937
W3 Co., Senior Secured Second Lien Term Loan, 9.250%, 09/13/2020	Caa1	1,056,176	1,082,581

			54,153,889

Environmental Industries - 1.20%
ADS Waste Holdings, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 10/09/2019	B2	8,932,500	8,945,765
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	B2	1,214,348	1,218,901

			10,164,666

Forest Products and Paper - 0.36%
Appvion, Inc., Senior Secured First Lien Term Loan, 5.750%, 06/28/2019	B2	3,000,000	3,015,000

Healthcare and Pharmaceuticals - 11.24%
Alvogen Pharmaceuticals U.S., Senior Secured First Lien Term Loan, 7.000%, 05/23/2018	B3	6,539,167	6,522,819
Ardent Medical Services, Inc., Senior Secured First Lien Term Loan, 6.750%, 07/02/2018	B1	5,105,774	5,137,686
Axcan Pharmaceuticals, Inc., Senior Secured First Lien Term B-1 Loan, 6.250%, 02/10/2017	B1	2,964,441	2,970,933
Axcan Pharmaceuticals, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 02/10/2017	B1	3,954,837	3,963,498
CHG Buyer Corp., Senior Secured First Lien Term Loan, 5.000%, 11/19/2019	B2	4,976,188	5,022,840
CHG Buyer Corp., Senior Secured Second Lien Term Loan, 9.000%, 11/19/2020	B2	3,000,000	3,067,500
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 4.000%, 12/22/2016	Ba3	3,915,278	3,943,938
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	6,926,304	6,654,447
Harvard Drug Group LLC, Senior Secured First Lien Term Loan, 5.000%, 08/16/2020	B2	5,939,770	5,971,340
National Mentor Holdings, Inc., Senior Secured Tranche B-1 First Lien Term Loan, 6.500%, 02/09/2017	Ba3	8,908,695	9,014,486
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	B1	5,300,598	5,335,052
Par Pharmaceutical Co., Inc., Senior Secured First Lien Additional Term B-1 Loan, 4.250%, 09/30/2019	B1	6,930,131	6,916,271
PRA Holdings, Inc., Senior Secured First Lien Initial Term Loan, 5.000%, 09/23/2020	Ba2	3,125,000	3,114,578
RadNet, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 10/10/2018	B2	7,160,251	7,182,627
Sheridan Healthcare, Inc., Senior Secured Second Lien Initial Term Loan, 9.000%, 07/01/2019	B1	2,727,273	2,744,318
Sheridan Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 06/29/2018	B1	2,117,379	2,125,848
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.500%, 08/16/2019	Ba3	4,961,832	4,901,372
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 04/11/2019	B1	3,843,529	3,853,138
Surgical Care Affiliates LLC, Senior Secured First Lien Class C Incremental Term Loan, 4.250%, 06/29/2018	B2	2,488,812	2,495,818

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
United Surgical Partners International, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.750%, 04/03/2019	Ba3	$2,121,482	$2,135,410
Valeant Pharmaceuticals International, Inc., Senior Secured First Lien Series E Tranche B Term Loan, 4.500%, 08/05/2020	Ba1	2,350,658	2,368,123

			95,442,042

High Tech Industries - 17.36%
Alcatel-Lucent USA, Inc., Senior Secured First Lien Term Loan, 5.750%, 01/30/2019	B3	253,330	255,658
Aspect Software, Inc., Senior Secured Tranche B First Lien Term Loan, 7.000%, 05/09/2016	Ba3	5,691,900	5,715,038
Attachmante Corp., Senior Secured Second Lien Term Loan, 11.000%, 11/22/2018	B1	5,838,265	5,775,036
Audio Visual Services Group, Senior Secured First Lien Term Loan, 6.750%, 11/9/2018	B1	9,413,402	9,554,603
Blackboard, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 10/04/2018	B1	12,764,126	12,847,093
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.500%, 05/31/2019	B2	6,764,821	6,801,453
BMC Software, Senior Secured First Lien Term Loan, 5.500%, 09/10/2020	B2	3,363,636	4,580,098
CompuCom Systems, Inc., Senior Secured First Lien Term Loan, 4.250%, 05/11/2020	B2	2,625,000	2,582,344
Excelitas Technologies, Inc. (fka IDS Acquisition), Senior Secured First Lien Term B Loan, 5.000%, 11/29/2016	B1	4,899,671	4,924,169
EZE Software, Senior Secured First Lien Term Loan, 4.750%, 04/06/2020	B1	1,330,000	1,338,313
Freescale Semiconductor, Inc., Senior Secured First Lien Tranche B-4 Term Loan, 5.000%, 03/02/2020	B1	2,992,481	3,008,506
Hyland Software, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/25/2019	B2	9,843,648	9,895,967
Ion Trading Technologies S.A.R.L., Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 05/22/2020	B3	4,675,781	4,681,626
Ion Trading Technologies S.A.R.L., Senior Secured Second Lien Term Loan, 8.250%, 05/22/2021	B3	3,428,571	3,439,286
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	B1	8,932,500	8,949,293
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Second Lien Term Loan, 9.750%, 04/30/2020	B1	3,054,423	3,170,873
Landesk Software, Senior Secured First Lien Term Loan, 5.250%, 08/09/2019	B2	4,800,469	4,836,472
Presidio, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B1	4,455,000	4,462,440
Rocket Software, Inc., Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	B1	2,859,815	2,868,166
Ship Luxco 3 S.A.R.L. (RBS Worldpay), Senior Secured Facility B2A First Lien Term Loan, 5.250%, 11/29/2019	Ba2	1,011,411	1,020,119
Ship U.S. Bidco, Inc., (aka RBS Worldpay), Senior Secured First Lien Facility B2A Term Loan, 4.750%, 11/29/2019	Ba2	2,707,692	2,725,888
Sirius Computer, Inc. (SCS Holdings I), Senior Secured First Lien Term Loan, 7.000%, 12/07/2018	Ba3	5,134,615	5,218,053
Sophia LP, Senior Secured First Lien Additional Term B Loan, 4.500%, 07/19/2018	Ba3	1,920,697	1,932,528
Technicolor S.A., Senior Secured First Lien Term A2 Facility Loan, 6.750%, 05/26/2016	B3	1,278,546	1,249,779
Technicolor S.A., Senior Secured First Lien Term B2 Facility Loan, 7.750%, 05/26/2017	B3	3,900,108	3,812,355
Technicolor S.A., Senior Secured First Lien Term Loan, 7.250%, 07/10/2020	B3	9,803,922	9,621,078
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured First Lien Term Loan, 4.750%, 05/02/2018	B1	1,787,403	1,669,435
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured Second Lien Term Loan, 8.500%, 03/28/2019	B1	1,288,768	1,118,006
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	B1	9,250,000	9,440,781
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/25/2019	Ba3	7,089,286	7,122,534
Wesco Distribution, Senior Secured First Lien Term Loan, 4.500%, 12/12/2019	Ba3	2,794,898	2,808,523

			147,425,513

Hotels, Gaming and Leisure - 2.97%
Alpha Topco Ltd. (Formula One), Senior Secured First Lien New Facility Term B Loan, 4.500%, 04/30/2019	B2	4,406,667	4,434,561
Centaur LLC, Senior Secured First Lien Term Loan, 5.250%, 02/20/2019	B1	7,147,417	7,192,088
Centaur LLC, Senior Secured Second Lien Term Loan, 8.750%, 02/20/2020	B1	500,000	505,000
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	B3	3,000,000	3,075,000
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	Ba3	2,758,831	2,768,032
Zuffa LLC, Senior Secured First Lien Term B Loan, 4.500%, 02/25/2020	Ba3	7,187,069	7,200,545

			25,175,226

	Moody’s Rating	Principal Amount	Market Value

Media Advertising, Printing and Publishing - 1.20%
Cenveo Corp., Senior Secured First Lien Term B Loan, 6.250%, 02/13/2017	Ba3	$1,193,687	$1,203,135
Getty Images, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 10/18/2019	B1	942,013	846,163
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term Loan, 9.000%, 03/22/2019	B2	2,155,833	2,185,476
SGS International, Inc. (aka Southern Graphics/Logo Merger Sub), Senior Secured First Lien Term Loan, 5.000%, 10/17/2019	B1	5,955,000	5,969,888

			10,204,662

Media Broadcasting and Subscription - 3.02%
Cumulus Media Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 09/17/2018	Caa1	4,578,437	4,613,920
Entercom Radio LLC, Senior Secured First Lien Term B Loan, 5.000%, 11/23/2018	B2	1,956,504	1,971,794
FoxCo Acquisition Sub. LLC, Senior Secured First Lien Term Loan, 5.500%, 07/14/2017	B1	2,619,179	2,631,057
Hubbard Radio LLC, Senior Secured First Lien Incremental Tranche 2 Term Loan, 4.500%, 04/29/2019	Ba3	272,166	274,547
Hubbard Radio LLC, Senior Secured First Lien Tranche 1 Term Loan, 4.500%, 04/29/2019	Ba3	1,354,113	1,359,190
NEP/NCP Holdco, Inc., Senior Secured First Lien Term Loan, 4.750%, 01/22/2020	B1	1,663,408	1,671,209
Nexstar Broadcasting, Inc. (aka MIssion Broadcasting, Inc.), Senior Secured First Lien Mission Term Loan, 4.250%, 12/03/2019	Ba3	903,098	907,894
Nexstar Broadcasting, Inc. (aka Mission Broadcasting, Inc.), Senior Secured First Lien Term B Loan, 4.250%, 12/03/2019	Ba3	2,136,175	2,147,518
RCN Corp., Senior Secured First Lien Term B Loan, 5.250%, 03/01/2020	B1	3,612,911	3,634,137
SESAC Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 02/07/2019	B1	2,452,059	2,468,917
Univision Communications, Inc., Senior Secured First Lien Term C1 Loan, 4.500%, 03/01/2020	B2	3,980,000	3,972,538

			25,652,721

Media Diversified and Production - 0.20%
Lion’s Gate Entertainment Corp., Senior Secured Second Lien Term Loan, 5.000%, 07/20/2020	Ba3	1,666,667	1,666,667

Metals and Mining - 1.06%
MRC Global (aka McJunkin Corp.), Senior Secured First Lien Term B Loan, 6.000%, 11/08/2019	Ba2	8,948,077	9,017,425

Retail - 9.14%
Academy Ltd., Senior Secured First Lien Initial Term Loan, 4.500%, 08/03/2018	B2	6,915,075	6,955,079
Albertson’s LLC, Senior Secured First Lien Term B-2 Loan, 4.750%, 03/21/2019	NR	3,169,795	3,168,812
BJ’s Wholesale Club, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 09/26/2019	B2	7,950,062	7,939,012
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 4.250%, 02/23/2017	B3	2,769,901	2,779,595
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Secured First Lien New Term B1 Loan, 4.000%, 03/07/2018	B1	1,459,494	1,457,020
Collective Brands Finance, Inc. (aka Payless ShoeSource), Senior Secured First Lien Term Loan, 7.250%, 10/09/2019	B1	10,091,451	10,091,451
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 5.500%, 04/08/2019	B3	1,887,885	1,904,404
DBP Holdings Corp., Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	B2	7,206,413	7,230,447
Harbor Freight Tools USA, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 07/26/2019	Ba3	817,898	825,566
Leslie’s Poolmart, Inc., Senior Secured Tranche B First Lien Term Loan, 5.250%, 10/16/2019	B2	9,743,200	9,804,095
Neiman Marcus Group, Inc., Senior Secured First Lien Extended Term Loan, 4.000%, 05/16/2018	B2	4,336,329	4,338,453
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 4.500%, 11/15/2019	B3	15,313,983	15,321,640
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	3,959,288	3,984,033
Yankee Candle Co., Inc., Senior Secured First Lien Term B Loan, 6.250%, 04/02/2019	Ba2	1,805,166	1,808,181

			77,607,788

Services - Business - 8.96%
4L Holdings Corp. (aka Clover Technology), Senior Secured First Lien Term Loan, 7.750%, 05/07/2018	B2	4,164,808	4,168,661
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 8.250%, 06/18/2018	Ba3	102,857	104,432

	Moody’s Rating	Principal Amount	Market Value

Services - Business (continued)
AlixPartners LLP, Senior Secured First Lien Recapitalization Term B-2 Loan, 5.000%, 07/10/2020	Ba3	$5,390,496	$5,464,615
Crossmark Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	B1	3,137,424	3,108,670
Crossmark Holdings, Inc., Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	B1	2,000,000	2,000,000
eResearch Technology, Inc., Senior Secured First Lien Term Loan, 6.000%, 05/02/2018	B1	3,137,581	3,153,268
Garda Worldwide Security Corp., Senior Secured First Lien Term Loan, 5.750%, 11/13/2019	B1	2,443,938	2,456,158
Information Resources, Inc., Senior Secured First Lien Term Loan, 5.500%, 09/26/2020	NR	1,169,849	1,172,774
Ipreo Holdings LLC, Senior Secured Tranche B-2 First Lien Term Loan, 6.500%, 08/07/2017	B1	988,223	998,105
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/27/2020	Ba1	2,363,931	2,366,153
PGA Holdings, Inc. (aka Press Ganey), Senior Secured First Lien Term Loan, 4.250%, 04/20/2018	B2	2,210,930	2,205,413
Polyconcept Investments B.V. (Metropolitan Management), Senior Secured First Lien Term Loan, 6.000%, 06/28/2019	Ba3	4,895,472	4,877,114
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	1,614,747	1,566,305
Sedgwich Holdings, Inc., Senior Secured First Lien Term B-2 Loan, 4.250%, 06/12/2018	B1	1,779,220	1,783,668
Sedgwick Holdings, Inc., Senior Secured Second Lien Term B Loan, 8.000%, 12/12/2018	B1	3,000,000	3,060,015
SI Organization, Inc., Senior Secured New Tranche B First Lien Term Loan, 5.500%, 11/22/2016	Ba3	2,977,385	2,910,394
StoneRiver Group LP, Senior Secured First Lien Initial Term Loan, 4.500%, 11/29/2019	B2	4,343,952	4,324,947
StoneRiver Group LP, Senior Secured Second Lien Initial Term Loan, 8.500%, 05/30/2020	B2	3,669,725	3,733,945
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	B1	5,698,636	5,741,376
Transaction Network Services, Senior Secured First Lien Term Loan, 5.000%, 02/14/2020	B1	3,395,062	3,427,315
Transaction Network Services, Senior Secured Second Lien Term Loan, 9.000%, 08/14/2020	B1	1,406,250	1,425,586
TravelCLICK Holdings (aka TCH-2 Holdings), Senior Secured First Lien Term B Loan, 5.750%, 03/16/2016	B1	1,494,516	1,501,989
TravelCLICK Holdings (aka TCH-2 Holdings), Senior Secured Second Lien Term Loan, 9.750%, 03/26/2018	B1	1,074,627	1,101,492
Truven Health Analytics, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.500%, 06/06/2019	Ba3	7,956,243	7,996,024
ValleyCrest Companies LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 06/13/2019	B2	1,575,000	1,577,299
Web.com Group, Inc., Senior Secured First Lien Term Loan, 4.500%, 10/27/2017	B1	3,829,583	3,867,879

			76,093,597

Services - Consumer - 1.82%
Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan, 4.250%, 12/10/2018	B1	1,799,360	1,804,983
California Pizza Kitchen, Inc., Senior Secured First Lien Term Loan 5.250%, 03/29/2018	B3	5,210,058	5,195,418
Monitronics International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	B2	8,407,556	8,412,810

			15,413,211

Telecommunications - 5.38%
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, 4.773%, 10/26/2017	B1	3,451,101	3,097,985
Fairpoint Communications, Inc., Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	Ba2	5,970,000	6,025,133
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 4.500%, 12/18/2019	B2	5,334,660	5,369,682
Global Tel Link Corp., Senior Secured First Lien Term Loan, 5.000%, 05/23/2020	B1	4,488,750	4,432,641
Hargray Communications (DPC Acquisitions), Senior Secured First Lien Term Loan, 4.750%, 06/26/2019	B1	2,992,500	3,011,203
Leap Wireless International, Inc. (Cricket Communications), Senior Secured First Lien Term Loan, 4.750%, 10/10/2019	Ba2	8,270,833	8,276,002
Securus Technologies Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 04/30/2020	Caa2	987,654	973,457
Wide Open West Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 04/01/2019	Ba2	4,976,085	5,017,760
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 4.500%, 07/02/2019	B2	9,440,968	9,461,360

			45,665,223

Transportation Consumer - 2.35%
Air Medical Group Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 6.500%, 06/30/2018	B2	5,326,211	5,432,735
Delta Airlines, Inc., Senior Secured First Lien Term B1 Loan, 4.000%, 10/18/2018	Ba2	3,965,013	3,982,360
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/26/2019	B3	2,992,500	2,992,500

	Moody’s Rating	Principal Amount	Market Value

Transportation Consumer (continued)
Sabre, Inc., Senior Secured First Lien Term B Loan, 5.250%, 02/19/2019	B1	$5,986,019	$6,002,361
U.S. Airways, Inc., Senior Secured First Lien Tranche B-1 Term Loan, 4.250%, 05/22/2019	B3	1,574,803	1,568,622

			19,978,578

Utilities Electric - 1.19%
FREIF North American Power I LLC, Senior Secured First Lien Term B-1 Loan, 4.750%, 03/29/2019	Ba3	3,793,370	3,807,595
FREIF North American Power I LLC, Senior Secured First Lien Term C-1 Loan, 4.750%, 03/29/2019	Ba3	705,636	708,282
Moxie Liberty LLC, Senior Secured First Lien Term B-1 Loan, 7.500%, 08/21/2020	NR	2,941,176	2,985,294
Panda Temple Power LLC, Senior Secured First Lien Term Loan, 7.250%, 04/03/2019	NR	2,545,455	2,591,591

			10,092,762

Utilities, Oil & Gas - 0.28%
EquiPower Resources Holdings LLC, Senior Secured First Lien Term C Loan, 4.250%, 12/21/2019	Ba3	2,381,129	2,390,654

Wholesale - 0.64%
Envision Pharmaceutical Services, Inc., Senior Secured First Lien Term Loan, 5.750%, 09/23/2020	B3	5,410,940	5,390,649

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $905,931,326)			911,138,784

CORPORATE BONDS - 30.86%
Aerospace and Defense - 0.12%
Sequa Corp., Senior Unsecured Bond, 7.000%, 12/15/2017(b)	Caa1	1,000,000	1,005,000

Banking, Finance, and Real Estate - 0.53%
Hub International Ltd., Senior Unsecured Bond, 8.125%, 10/15/2018(b)	Caa2	4,000,000	4,475,000

Beverage, Food and Tobacco - 1.11%
Chiquita Brands International, Inc., Senior Unsecured Bond, 7.875%, 02/01/2021(b)	B1	1,500,000	1,597,500
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 01/15/2019	Caa1	5,000,000	5,212,500
U.S. Foods, Inc., Senior Unsecured Bond, 8.500%, 06/30/2019	Caa2	2,500,000	2,646,875

			9,456,875

Capital Equipment - 0.48%
Terex Corp., Senior Unsecured Bond, 6.000%, 05/15/2021	B3	4,000,000	4,065,000

Chemicals, Plastics and Rubber - 0.61%
PetroLogistics LP (PetroLogistics Finance Corp.), Senior Unsecured Bond, 6.250%, 04/01/2020(b)	B2	1,000,000	982,500
VWR Funding, Inc., Senior Unsecured Bond, 7.250%, 09/15/2017	Caa1	4,000,000	4,240,000

			5,222,500

Construction and Building - 0.18%
Zachry Holdings, Inc., Senior Unsecured Bond, 7.500%, 02/01/2020(b)	B2	1,450,000	1,500,750

Consumer Goods Durable - 1.04%
MModal, Inc., Senior Unsecured Bond, 10.750%, 08/15/2020(b)	Caa1	3,017,000	2,458,855
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(b)	Caa1	6,000,000	6,345,000

			8,803,855

Consumer Goods Non Durable - 0.85%
Revlon Consumer Products Corp., Senior Unsecured Bond, 5.750%, 02/15/2021(b)	B1	6,000,000	5,797,500
Wolverine World Wide, Inc., Senior Unsecured Bond, 6.125%, 10/15/2020	B2	1,400,000	1,459,500

			7,257,000

	Moody’s Rating	Principal Amount	Market Value

Containers, Packaging and Glass - 0.97%
Reynolds Group Holdings, Inc., Senior Unsecured Bond,
8.500%, 05/15/2018	Ba2	$4,000,000	$4,200,000
5.750%, 10/15/2020	Ba2	4,000,000	4,035,000

			8,235,000

Energy Electricity - 0.45%
Amkor Technology, Inc., Senior Unsecured Bond, 6.375%, 10/01/2022	B2	4,000,000	3,840,000

Energy, Oil and Gas - 6.27%
Alta Mesa Holdings LP, Senior Unsecured Bond, 9.625%, 10/15/2018	B3	7,000,000	7,420,000
Atlas Pipeline Partners LLC, Senior Unsecured Bond,
6.625%, 10/01/2020(b)	B2	5,000,000	5,125,000
4.750%, 11/15/2021(b)	B2	3,000,000	2,726,250
CrownRock LP / CrownRock Finance, Inc., Senior Unsecured Bond, 7.125%, 04/15/2020(b)	Caa1	5,000,000	4,925,000
CVR Refining/Coffeyville Finance, Inc., Senior Secured Bond, 6.500%, 11/01/2022	B2	5,000,000	4,881,250
Everest Acquisition LLC, Senior Unsecured Bond, 7.750%, 09/01/2022	B2	2,000,000	2,180,000
Forest Oil Corp., Senior Unsecured Bond, 7.500%, 09/15/2020	B3	2,350,000	2,350,000
Genesis Energy LP / Genesis Energy Finance Corp., Senior Unsecured Bond, 5.750%, 02/15/2021	B1	2,000,000	1,970,000
Linn Energy LLC, Senior Unsecured Bond, 6.250%, 11/01/2019(b)	B2	4,000,000	3,790,000
Resolute Energy Corp., Senior Unsecured Bond, 8.500%, 05/01/2020	B3	2,900,000	3,001,500
Samson Investment Co., Senior Unsecured Bond, 9.750%, 02/15/2020(b)	B3	4,000,000	4,260,000
SandRidge Energy, Inc., Senior Unsecured Bond, 7.500%, 02/15/2023	B2	4,000,000	3,980,000
Sidewinder Drilling, Inc., Senior Unsecured Bond, 9.750%, 11/15/2019(b)	B3	4,250,000	4,143,750
Western Refining, Inc., Senior Unsecured Bond, 6.250%, 04/01/2021	B2	2,500,000	2,462,500

			53,215,250

Healthcare and Pharmaceuticals - 0.32%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	Caa3	1,000,000	632,500
Valeant Pharmaceuticals, Inc., Senior Unsecured Bond, 6.375%, 10/15/2020(b)	B1	2,000,000	2,090,000

			2,722,500

High Tech Industries - 1.78%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(b)	Caa3	1,875,000	1,148,437
Brocade Communications Systems, Inc., Senior Unsecured Bond, 4.625%, 01/15/2023(b)	Ba3	1,250,000	1,159,375
Sanmina-SCI Corp., Senior Unsecured Bond, 7.000%, 05/15/2019(b)	B1	4,000,000	4,230,000
Viasystems, Inc., Senior Unsecured Bond, 7.875%, 05/01/2019(b)	B2	8,002,000	8,542,135

			15,079,947

Hotels, Gaming and Leisure - 2.19%
Felcor Lodging Trust, Inc., Senior Unsecured Bond, 5.625%, 03/01/2023	B2	4,000,000	3,745,000
Mood Media Corp., Senior Unsecured Bond, 9.250%, 10/15/2020(b)	B3	9,850,000	8,520,250
NCL Corp. Ltd., Senior Unsecured Bond, 5.000%, 02/15/2018(b)	B3	3,250,000	3,258,125
Six Flags Theme Parks, Inc., Senior Unsecured Bond, 5.250%, 01/15/2021(b)	B3	3,250,000	3,103,750

			18,627,125

Media Advertising, Printing and Publishing - 0.12%
Southern Graphics, Inc., Senior Unsecured Bond, 8.375%, 10/15/2020(b)	Caa1	1,000,000	1,040,000

Media Broadcasting and Subscription - 3.27%
Cablevision Systems Corp., Senior Unsecured Bond, 5.875%, 09/15/2022	B1	4,000,000	3,940,000
CCO Holdings, Inc., Senior Unsecured Bond, 5.125%, 02/15/2023	B1	3,650,000	3,367,125
Cequel Communications LLC, Senior Unsecured Bond, 6.375%, 09/15/2020(b)	B3	8,500,000	8,712,500
Nexstar Broadcasting, Inc., Senior Unsecured Bond, 6.875%, 11/15/2020(b)	Caa1	3,000,000	3,067,500
Quebecor Media, Inc., Senior Unsecured Bond, 5.750%, 01/15/2023	B2	1,025,000	971,187
Sinclair Television Group, Inc., Senior Unsecured Bond, Series WI, 6.125%, 10/01/2022	B1	3,500,000	3,491,250
Univision Communications, Inc., Senior Unsecured Bond, 6.750%, 09/15/2022(b)	B2	4,000,000	4,240,000

			27,789,562

	Moody’s Rating	Principal Amount	Market Value

Media Diversified and Production - 0.33%
Sirius XM Radio, Inc., Senior Unsecured Bond, 4.250%, 05/15/2020(b)	B1	$3,000,000	$2,812,500

Metals and Mining - 0.13%
Prince Mineral Holding Corp., Senior Unsecured Bond, 11.500%, 12/15/2019(b)	Caa1	1,000,000	1,070,000

Retail - 1.80%
Logan’s Roadhouse, Inc., Senior Unsecured Bond, 10.750%, 10/15/2017	B3	3,994,000	3,684,465
New Academy Finance Co., LLC, Senior Unsecured Bond, 8.000%, 06/15/2018(b)	Caa1	3,000,000	3,090,000
Petco Holdings, Inc., Senior Unsecured Bond, 8.500%, 10/15/2017(b)(c)	Caa1	2,300,000	2,346,000
Pinnacle Operating Corp., Senior Secured Bond, 9.000%, 11/15/2020(b)	Caa1	2,000,000	2,052,500
Ruby Tuesday, Inc., Senior Unsecured Bond, 7.625%, 05/15/2020	B3	4,000,000	4,080,000

			15,252,965

Services - Business - 1.42%
FTI Consulting, Inc., Senior Unsecured Bond, 6.000%, 11/15/2022	Ba2	1,800,000	1,795,500
Global A&T Electronics Ltd., Senior Unsecured Bond, 10.000%, 02/01/2019(b)	B1	4,000,000	3,430,000
Live Nation Entertainment, Inc., Senior Secured Bond, 7.000%, 09/01/2020(b)	Ba2	1,000,000	1,048,750
Neff Rental LLC, Senior Unsecured Bond, 9.625%, 05/15/2016(b)	Caa1	5,408,000	5,786,560

			12,060,810

Services - Consumer - 0.30%
Aramark Corp., Senior Unsecured Bond, 5.750%, 03/15/2020(b)	B3	1,500,000	1,522,500
Monitronics International, Inc., Senior Unsecured Bond, 9.125%, 04/01/2020(b)	Caa1	1,000,000	1,052,500

			2,575,000

Telecommunications - 4.34%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.750%, 03/15/2018	Caa1	4,643,000	4,927,384
Crown Castle International Corp., Senior Unsecured Bond, 5.250%, 01/15/2023	B1	5,000,000	4,625,000
Fairpoint Communications, Inc., Senior Secured Bond, 8.750%, 08/15/2019(b)	B2	3,000,000	3,067,500
Frontier Communications Corp., Senior Unsecured Bond, 7.125%, 01/15/2023	Ba2	4,000,000	4,030,000
GCI, Inc., Senior Unsecured Bond, 6.750%, 06/01/2021	B3	6,000,000	5,700,000
Intelsat Jackson Holdings SA, Senior Unsecured Bond, 5.500%, 08/01/2023(b)	B3	3,400,000	3,196,000
MetroPCS Wireless, Inc., Senior Unsecured Bond, 6.250%, 04/01/2021(b)	B1	2,000,000	2,017,500
Sorenson Communications, Inc., Senior Unsecured Bond, 10.500%, 02/01/2015(b)	B1	3,000,000	2,175,000
Sprint Nextel Corp., Senior Unsecured Bond, 6.000%, 11/15/2022	B3	4,750,000	4,393,750
Windstream Corp., Senior Unsecured Bond, 6.375%, 08/01/2023	B1	3,000,000	2,760,000

			36,892,134

Transportation Cargo - 0.65%
Kenan Advantage Group, Inc., Senior Unsecured Bond, 8.375%, 12/15/2018(b)	B3	5,250,000	5,532,188

Transportation Consumer - 0.98%
Sabre Holdings, Corp., Senior Unsecured Bond, 8.500%, 05/15/2019(b)	B1	4,000,000	4,340,000
US Airways, Inc., Senior Unsecured Bond, 6.125%, 06/01/2018	Caa2	4,100,000	3,951,375

			8,291,375

Utilities Electric - 0.35%
NRG Energy, Inc., Senior Unsecured Bond, 6.625%, 03/15/2023	B1	3,000,000	2,955,000

Utilities, Oil & Gas - 0.27%
Vanguard Natural Resources LLC, Senior Unsecured Bond, 7.875%, 04/01/2020	Caa1	2,250,000	2,289,375

TOTAL CORPORATE BONDS (Cost $264,415,341)			262,066,711

.	Market Value
Total Investments - 138.17% (Cost $1,170,346,667)	$1,173,205,495

Assets in Excess of Other Liabilities - 7.76%	65,910,953

Leverage Facility - (45.93)%	(390,000,000)

Net Assets - 100.00%	$849,116,448

Amounts above are shown as a percentage of net assets as of September 30, 2013.

(a)	The interest rate shown represents the rate at period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $142,783,675, which represents approximately 16.82% of net assets as of September 30, 2013.
(c)	Option to convert to pay-in-kind security.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Strategic Credit Fund

Notes to Quarterly Portfolio of Investments

September 30, 2013 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is non-diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (‘‘Senior Secured Loans’’) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BGB may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BGB’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of September 30, 2013:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Floating Rate Loan Interests
Aerospace and Defense	$–	$26,180,709	$2,030,000	$28,210,709
Banking, Finance, and Real Estate	–	48,013,333	1,074,094	49,087,427
Capital Equipment	–	13,333,782	1,960,213	15,293,995
Consumer Goods Durable	–	18,251,048	3,460,697	21,711,745
Containers, Packaging and Glass	–	25,473,602	2,321,323	27,794,925
Energy Electricity	–	14,769,239	5,043,716	19,812,955
Energy, Oil and Gas	–	33,993,481	20,160,408	54,153,889
Forest Products and Paper	–	–	3,015,000	3,015,000
Healthcare and Pharmaceuticals	–	79,928,399	15,513,643	95,442,042
High Tech Industries	–	118,966,204	28,459,309	147,425,513
Hotels, Gaming and Leisure	–	22,100,226	3,075,000	25,175,226
Media Advertising, Printing and Publishing	–	4,234,774	5,969,888	10,204,662
Media Broadcasting and Subscription	–	25,378,174	274,547	25,652,721
Retail	–	73,623,755	3,984,033	77,607,788
Services - Business	–	54,090,783	22,002,814	76,093,597
Telecommunications	–	41,232,582	4,432,641	45,665,223
Transportation Consumer	–	14,545,843	5,432,735	19,978,578
Utilities Electric	–	–	10,092,762	10,092,762
Other	–	158,720,027	–	158,720,027
Corporate Bonds	–	262,066,711	–	262,066,711

Total	$–	$1,034,902,672	$138,302,823	$1,173,205,495

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

*For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Floating Rate Loan Interests	Total

Balance as of December 31, 2012	$101,343,064	$101,343,064
Accrued discount/ premium	66,540	66,540
Realized Gain/(Loss)	1,125,965	1,125,965
Change in Unrealized Appreciation/(Depreciation)	(25,145)	(25,145)
Purchases	89,156,287	89,156,287
Sales Proceeds	(61,146,721)	(61,146,721)
Transfer into Level 3*	46,865,710	46,865,710
Transfer out of Level 3*	(39,082,877)	(39,082,877)

Balance as of September 30, 2013	$138,302,823	$138,302,823

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2013	$1,235,575	$1,235,575

*Transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and Information for these securities. Transferred from Level 3 to Level 2 as observable inputs are available for purposes of valuing those assets.

Information about Level 3 fair value measurements as of September 30, 2013:

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input(s)

Floating Rate Loan Interests	$138,302,823	Third-party vendor pricing service	Vendor quotes

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bond of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines Managed Assets as net assets plus any borrowing for investment purposes. At September 30, 2013, 94.71% of BGB’s Managed Assets were held in corporate fixed income instruments and Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the

Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At September 30, 2013, BGB had invested $71,175,763in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee of the Adviser. The factors considered by the sub-committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. The Adviser has established the counterparty and liquidity sub-committee that regularly reviews each broker-dealer counterparty for, among other things, the quality of such counterparty and the quality of such counterparty’s execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On September 30, 2013, based on cost of $1,170,352,669 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,326,010 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,473,184, resulting in net unrealized appreciation of $2,852,826.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 21, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 21, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 21, 2013